Preferred Stock (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	Mar. 04, 2021	Dec. 11, 2020	Oct. 26, 2020	May 21, 2020	Oct. 29, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 22, 2020
Preferred stock, shares authorized						3,010,000		3,010,000	3,010,000	14,010,000
Preferred stock par value						$ 0.001		$ 0.001	$ 0.001
Number of share issued for services, value						$ 138,750	$ 636,448	$ 1,360,784	$ 1,287,437
Series A Preferred Stock [Member]
Preferred stock, shares authorized						3,000,000		3,000,000		3,000,000
Preferred stock par value						$ 0.001		$ 0.001
Number of common shares issued for debt conversion			100
Debt conversion amount			$ 1,340,000
Number of share issued for services					200,376
Number of share issued for services, value					$ 200
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized						10,000		10,000		10,000
Preferred stock par value						$ 0.001		$ 0.001
Conversion of convertible preferred stock into common stock						1,000,000		1,000,000
Series B Preferred Stock [Member]
Number of common shares issued for debt conversion	37		100	136		100			132
Debt conversion amount			$ 1,340,000	$ 767,040					$ 4,872,732
Number of share issued for services	16
Number of share issued for services, value	$ 849,600
Conversion of stock shares issued		4
Series B Preferred Stock [Member] | Related Parties [Member]
Number of common shares issued for debt conversion				122
Series B Preferred Stock [Member] | Former Director [Member]
Number of common shares issued for debt conversion				2
Series B Preferred Stock [Member] | Warrant [Member]
Number of common shares issued for debt conversion						1,000,000